Available-for-Sale Debt Securities, Noncurrent	6 Months Ended
Jun. 30, 2026
Available-for-Sale Debt Securities, Noncurrent [Abstract]
Available-for-sale debt securities, noncurrent

Note 20. Available-for-sale debt securities, noncurrent

The following table summarizes the amortized cost, gross unrealized gains and losses, and fair value of our available-for-sale debt securities. Unrealized gains and losses are recorded in other comprehensive income under unrealized gain or loss on available-for-sale debt securities.

Type of security	Amortized cost USD’000	Unrealized gains USD’000	Unrealized losses USD’000	Fair value USD’000	Maturity
Convertible corporate bonds	129	-	1	128	1 to 5 years
Total	129	-	1	128

As of June 30,2026, the Group held one convertible corporate bond issued by ColibriTD, a French Quantum-as-a-Service (QaaS) company.